ACQUISITION OF DECAHEDRON, LTD. (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost of revenues	$ 28,057,111	$ 6,154,396
Gross profit	1,956,267	601,040
Operating expenses	6,828,588	803,547
Operating loss	(4,872,321)	(202,507)
Income tax (expense)	2,801	769
Other comprehensive loss	(6,544,534)	(545,787)
Decahedron Ltd [Member] | Proforma [Member]
Revenues	30,206,825	8,756,772
Cost of revenues	28,256,544	8,128,159
Gross profit	1,950,281	628,613
Operating expenses	6,856,585	991,901
Operating loss	(4,906,304)	(363,288)
Other income (expense)	(1,372,288)	(506,343)
Income tax (expense)	(2,801)	30,803
Net Loss	(6,281,393)	(838,828)
Other comprehensive loss	(343,766)	1,940
Comprehensive net loss	$ (6,616,159)	$ (836,888)